As filed with the Securities and Exchange Commission on March 30, 2009
File Nos. 33-73792
811-08270

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	30	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	33	[X]

(Check appropriate box or boxes)

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)

601 Union Street, Suite 2801
Seattle, WA 98101
(Address of Principal Executive Office, including Zip Code)

(206) 518-6600
(Registrant’s Telephone Number, including Area Code)

John W. O’Halloran, Chief Executive Officer
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA 98101
(Name and address of Agent for Service)

WITH COPY TO:

David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on March 31, 2009 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Registration Statement of Rainier Investment Management Mutual Funds is being filed to register a new Fund:  Rainier High Yield Portfolio.

RAINIER FUNDS March 31, 2009

High Yield Portfolio

This cover is not part of the Prospectus.

PROSPECTUS	March 31, 2009

Table of Contents
This Prospectus offers the Institutional Shares of the High Yield Portfolio (the “Portfolio”). The Institutional Shares do not impose a Rule 12b-1 fee.

Overview of the Portfolio	2
Additional Information on Principal Investment Strategies	4
FIXED-INCOME SECURITY SELECTION	4
SHORT-TERM INVESTMENTS	4
PORTFOLIO HOLDINGS INFORMATION	4
NOTICE OF POLICY CHANGE	4
Additional Information on Principal Risks	5
Organization and Management	9
INVESTMENT ADVISOR AND ADVISORY FEES	9
PORTFOLIO MANAGERS	9
PORTFOLIO EXPENSES	10
Purchasing, Selling and Exchanging Shares	11
PURCHASING SHARES	11
SELLING SHARES (REDEMPTIONS)	14
EXCHANGING SHARES	16
Pricing of Portfolio Shares	17
Dividends, Distributions and Taxes	17
DIVIDENDS AND DISTRIBUTIONS	17
TAX CONSEQUENCES	17
Financial Highlights	18
Other Information	19
INDEX DESCRIPTIONS	19
PRIVACY NOTICE	20

Rainier Investment Management, Inc.® (the “Advisor”) serves as Investment Advisor to the Portfolio.

As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove  of these shares or determine whether the information in this
Prospectus is truthful or complete. It is a criminal offense for anyone to inform otherwise.

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Overview of the Portfolio

High Yield Portfolio

THE PORTFOLIO’S GOAL
The High Yield Portfolio seeks to earn a high level of current income.  Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Portfolio invests principally (at least 80% of its assets) in below investment grade bonds of corporate issuers.  These “high yield” securities, often called “junk bonds” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization.  If the bond is unrated, the Advisor may determine whether it is of comparable quality and therefore eligible for the Portfolio’s investment.

The Portfolio will purchase securities of companies in any capitalization range – small, medium or large.  The Portfolio’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, swaps and other derivatives (including, but not limited to, futures, options and credit default swaps), asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds.  There is no minimum quality rating for investments, and as such the Portfolio may invest in securities which no longer make payments of interest or principal, including defaulted securities.  The Portfolio intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Portfolio may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions.  The Portfolio is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds.  The Portfolio may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities.  The Portfolio may invest up to 25% of its assets in foreign securities issues, including those denominated in U.S. dollars.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between two and fifteen years.  The average maturity may be less than two years if the Advisor believes a temporary defensive posture is appropriate.  In addition, duration may be one of the characteristics considered in security selection, but the Portfolio does not focus on bonds with any particular duration.  Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.”  Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Portfolio is considered a non-diversified Fund.

PRINCIPAL RISKS
Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money.  The following risks could affect the value of your investment:

•
Market Risk – The securities markets could decline or companies represented in the Portfolio may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Portfolio;

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•
Bond Risks – As with most fixed income funds, the income on and value of your shares in the Portfolio will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Portfolio owns usually decline.  When interest rates fall, the prices of these securities usually increase.  Generally, the longer the Portfolio’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation.  The price of any security owned by the Portfolio may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating.  Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks;

•
High-Yield Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty;

•
Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

•
Derivatives Risk – The Portfolio’s use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments;

•	Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks;

•
Management Risk – Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Non-Diversification Risk – The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.

•	New Fund Risk – There can be no guarantee that the Portfolio will grow to or maintain an economically viable size.

THE PORTFOLIO’S PAST PERFORMANCE
Because the Portfolio is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.  Performance information will be available after the Portfolio has been in operation for one calendar year.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Portfolio.

Shareholder Fees (fees paid directly from your investment)	none
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses*	0.50%
Total Annual Fund Operating Expenses	1.05%
Fee Reduction and/or Expense Reimbursement	-0.40%
Net Expenses	0.65%

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*	Shareholders will be charged a fee by the Transfer Agent for outgoing wire transfers, returned checks and stop payment orders.

†
Because the Portfolio is new, the “Other Expenses” and “Total Annual Fund Operating Expenses” percentages are estimated.  The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the High Yield Portfolio to 0.65% (excluding interest, taxes, and extraordinary expenses).  This contract has a one-year term, expiring July 31, 2010, renewable by the Board.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the High Yield Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years
$66	$294

Additional Information on Principal Investment Strategies

FIXED-INCOME SECURITY SELECTION
In determining whether or not to invest in a particular debt security, the Advisor considers a number of factors, such as the price; coupon; yield to maturity; the credit quality of the issuer; the ratings assigned by Moody’s, S&P and Fitch; the issuer’s cash flow and related coverage ratios; the property, if any, securing the obligation; and terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. Fixed-income securities may be sold if a security achieves the valuation target or the underlying fundamentals deteriorate versus expectations, or when swapped for a more attractive security.

SHORT-TERM INVESTMENTS
Cash-equivalent securities, which may be held by the Portfolio, are high-quality debt obligations maturing in one year or less from the date of purchase.  These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  The Advisor considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality, in the opinion of the Advisor, to be “high-quality.”

Under normal market conditions, the Portfolio will stay fully invested in the fixed-income and other securities described under “Principal Investment Strategies.”  However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to what the Advisor regards as adverse market, economic or political conditions.  This may result in the Portfolio not achieving its investment objective.

PORTFOLIO HOLDINGS INFORMATION
A description of the Portfolio’s policies and procedures regarding disclosure of portfolio holdings can be found in the Portfolio’s Statement of Additional Information (SAI), which can be obtained free of charge on the Portfolio’s website at www.rainierfunds.com or by contacting the Transfer Agent at 800-248-6314.

NOTICE OF POLICY CHANGE
Shareholders will be provided with 60 days’ notice prior to the implementation of a change in the Portfolio’s policy to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Portfolio’s name.

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Additional Information on Principal Risks

The principal risks of investing in the Portfolio that may adversely affect the value of the Portfolio’s shares or total return are discussed in the “Overview of the Portfolio” section. Additional elements of risk are discussed below.

MARKET RISK
An investor in the Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

FIXED-INCOME SECURITIES RISK
Principal risks of investing in the Portfolio are associated with its fixed-income securities investments that are rated below investment grade.  All fixed-income securities, such as high yield bonds, are subject to two types of risk: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.  Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

LOWER RATED SECURITIES (“HIGH YIELD BONDS”) RISK
High yield bonds are subject to greater risk of loss of income and principal than higher rated securities.  The prices of high yield bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.  During an economic downturn or substantial period of rising interest rates, high yield issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery.  The secondary market for high yield bonds may be less liquid than the markets for higher rated securities and, as such, may have an adverse effect on the market prices of certain securities.  Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Portfolio’s Directors to arrive at a fair value for certain high yield bonds at certain times and could make it difficult for the Portfolio to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Portfolio’s net asset value. In addition to high yield bonds, the Portfolio may also invest in certain investment grade fixed-income securities. Some of these securities have speculative characteristics.

UNRATED SECURITIES RISK
The Portfolio may purchase unrated securities (which are not rated by a rating agency) if the Advisor determines that the security is of comparable quality to a rated security that the Portfolio may purchase.  Unrated securities may be less liquid than comparable rated securities and involve the risk that the Advisor may not accurately evaluate the security’s comparative credit rating.  Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities.  To the extent that the Portfolio purchases unrated securities, the Portfolio’s success in achieving its investment objective may depend more heavily on the Advisor’s creditworthiness analysis than if the Portfolio invested exclusively in rated securities.

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FOREIGN (NON-U.S.) INVESTMENT RISK
Because the Portfolio invests in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than other portfolios that invest exclusively in securities of U.S. companies.  The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities.  Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated.  To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments. Often these non-U.S. companies are traded in the U.S. through American Depositary Receipts (ADRs) or American Depositary Shares (ADSs). Investing in ADRs or ADSs presents many of the same risks as investing directly in foreign markets.

INTEREST RATE RISK

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Inflation-indexed bonds, including Treasury Inflation- Protected Securities, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in value if interest rates decline.  Inverse floating rate securities may decrease in value if interest rates increase.  Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.  When the Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell.  The Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.  For example, because of a limited number of buyers, the Portfolio may be forced to accept a severe discount in selling a portfolio security at an unfavorable time in order to raise proceeds needed to satisfy an expected redemption request.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.  In such cases, the Portfolio, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector or issuer.  To the extent that the Portfolio’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk.

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DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  The Portfolio could lose the entire amount it invests in futures and other derivatives.  The loss from investing in certain derivatives is potentially unlimited.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.  Participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which the Portfolio would not be subject absent the use of these strategies.  If the Advisor’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences may leave the Portfolio in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts, in addition to those listed above, also include: (i) dependence on the Advisor’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iii) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (iv) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Portfolio to sell the security at a disadvantageous time, due to the requirement that the Portfolio maintain “cover” or collateral securities in connection with futures transactions and certain options.  The Portfolio limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Portfolio.

EQUITIES RISK

The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK

Mortgage-related and other asset-backed securities are subject to certain additional risks.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if the Portfolio holds mortgage-related securities, it may exhibit additional volatility.  This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of a Portfolio because the Portfolio may have to reinvest that money at the lower prevailing interest rates.  A Portfolio’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

EMERGING MARKETS RISKS

Foreign investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities that are economically tied to countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

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MANAGEMENT RISK

Management risk describes the Portfolio’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for a Portfolio.  The value of your investment in the Portfolio is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

NON-DIVERSIFICATION RISK

The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds. The change in value of any one security could affect the overall value of the Portfolio more than it would the value of a diversified fund.

PREPAYMENT RISK
In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because it will have to reinvest that money at the lower prevailing interest rates.

NEW FUND RISK

There can be no assurance that the Portfolio will grow to or maintain an economically viable size, in which case the Board of Trustees or the Advisor may determine to liquidate the Portfolio.  A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

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Investing with Rainier Funds

Organization and Management

INVESTMENT ADVISOR AND ADVISORY FEES
Rainier Investment Management, Inc.® (Rainier), incorporated in 1989, serves as Investment Advisor to the Portfolios. Rainier’s address is:

601 Union Street, Suite 2801
Seattle, WA 98101

Rainier currently manages $12.5 billion (as of December 31, 2008) of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and the Portfolios. The Advisor is owned and operated by twelve principals. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for the Portfolio, which includes determining which securities should be bought and sold. A discussion regarding the Board of Trustees’ basis for approving the Portfolio’s investment advisory agreements will be included in the Portfolio’s semiannual report, which will be available after November 2009.

PORTFOLIO MANAGERS
High Yield Portfolio
James H. Hentges, CFA, Portfolio Manager

Matthew R. Kennedy, CFA, Senior Portfolio Manager

The Portfolio is co-managed by James H. Hentges and Matthew R. Kennedy.

Mr. Hentges began his investment career in 1990 at GE Financial Assurance and served as a portfolio manager and managing director at AIG Investments from 2000 to 2009, until he joined the Advisor in January 2009 in the capacity of fixed income portfolio manager.  Mr. Kennedy began his career in 1995 with GE Financial Assurance and served as a senior analyst at Columbia Management from October 2002 to November 2003 until he joined the Advisor in 2003 in the capacity of fixed income portfolio manager.  In May 2006 he joined Washington Mutual as first vice president, and returned to the Advisor in March 2008 in the capacity of fixed income senior portfolio manager.  While Mr. Hentges and Mr. Kennedy co-manage the Portfolio, Mr. Kennedy assumes final responsibility for all investment decisions for the Portfolio.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolios.

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PORTFOLIO EXPENSES
The Portfolio is responsible for paying its own operating expenses.  The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of the Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed 0.65%.  That agreement has a one-year term, renewable at the end of each fiscal year.  Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolio’s obligation are subject to reimbursement by the Portfolio within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations.

The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Portfolio, reimbursement for marketing costs or providing services to shareholders.  Those payments, which are sometimes referred to as revenue-sharing arrangements, also may be associated with the status of the Portfolio in a financial intermediary’s marketing and other support activities.

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Investing with Rainier Funds

Purchasing, Selling and Exchanging Shares

PURCHASING SHARES

MINIMUM INVESTMENT AMOUNT
The minimum initial investment in the Portfolio is $500,000. Additional investments may be made at any time with $1,000 or more. The minimum investment requirements may occasionally be waived or lowered by the Portfolio.

PURCHASING BY MAIL
Shares of the Portfolio may be purchased by mail. If you wish to invest by mail, simply complete an Account Application and mail it with a check (made payable to Rainier Funds) to Rainier Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

The Portfolio will not accept payment in cash or money orders.  The Portfolio also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Portfolio will not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchases of shares.  The Portfolio is unable to accept postdated checks, postdated online bill pay checks or any conditional order or payment.  All checks must be made payable to Rainier Funds or U.S. Bancorp Fund Services, LLC, as the Portfolio’s agent.  All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. If your purchase check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Portfolio’s Anti-Money-Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, Social Security number and permanent street address. Mailing addresses containing only a post office (P.O.) box will not be accepted. Shares of the Portfolio have not been registered for sale outside of the United States. The Rainier Funds generally do not sell shares to investors residing outside the United States, even if they are U.S. citizens or lawful permanent residents, except for investors with U.S. military APO or FPO addresses. Please contact the Transfer Agent at 800-248-6314 if you need additional assistance when completing your application.

If the Transfer Agent is unable to establish the identity of the shareholder through reasonable methods, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Portfolio may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

BY OVERNIGHT DELIVERY
If you wish to send your Account Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

The Portfolio does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase applications or redemption requests do not constitute receipt by the Transfer Agent of the Portfolio.

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PURCHASING BY WIRE
Shares of the Portfolio may be purchased with a wire transfer of money if the Transfer Agent has a completed Account Application on file. A purchase order will not be accepted until the Portfolio has received the completed Application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange (NYSE), normally 4:00 p.m. (Eastern time), to be eligible for same-day pricing. Please call the Transfer Agent at 800-248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Portfolio is not responsible for delays resulting from the banking or Federal Reserve wire system. Please wire payment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202

ABA No. 075000022

For credit to U.S. Bancorp Fund Services, LLC
Account No. 112-952-137

For further credit to Rainier Funds
[Portfolio name]
Account of [your account number and account name]
Your bank may charge you a fee for sending a wire.

PURCHASING WITH SECURITIES
In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine whether the securities you wish to use to make a purchase are appropriate.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER
Shares of the Portfolio are available through certain brokers (and their agents) that have made arrangements with the Portfolio to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Portfolio may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolio’s Prospectus.

RETIREMENT PLANS
Shares of the Portfolio are available for purchase by most retirement plans, including 401(k) plans, profit-sharing plans and individual retirement accounts.

SUBSEQUENT INVESTMENTS
Additional shares of the  Portfolio are available for purchase, in amounts of $1,000 or more, by sending a check together with the remittance form from a confirmation statement to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.

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Investing with Rainier Funds

PURCHASE ORDER PROCESSING
Any money received for investment in the Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio, which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable.

The net asset value is calculated after the close of regular trading of the NYSE, normally 4:00 p.m. (Eastern time). A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.

EXCESSIVE TRADING POLICIES
Excessive or short-term trading (such as market timing) in Portfolio shares may harm performance by compromising portfolio management strategies and increasing Portfolio expenses. The Board of Trustees has approved policies that seek to both discourage frequent purchases and redemptions, and also limit the disruptive effects of market timing. Pursuant to this policy, the Portfolio, its distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than one business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); and (3) to completely or partially close the Portfolio by ceasing to offer fund shares at any time to all or certain groups of investors. These actions may be taken when, in the sole discretion of the Portfolio, they are deemed to be in the best interest of the Portfolio or if required by law. The Portfolio’s shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Portfolio, which may make it difficult or impossible for the Portfolio to detect excessive or short-term trading. The Portfolio will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading.  In compliance with Rule 22c-2 of the 1940 Act, as amended, the distributor, on behalf of the Portfolio, has entered into written agreements with the Portfolio’s financial intermediaries, under which the intermediary must, upon request, provide the Portfolio with certain shareholder and identity trading information so that the Portfolios can enforce their excessive trading policies.

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OTHER INFORMATION
Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Portfolio does not issue share certificates unless you specifically request them in writing to the Transfer Agent. All shares are normally held in a non-certified form on the books of the Portfolio, for your account.

SELLING SHARES (REDEMPTIONS)
Shareholders may sell (redeem) Portfolio shares on any day the Portfolio is open for business either directly to the Portfolio or through certain brokers (or agents). Payment for shares redeemed will usually be wired to the bank you indicate or mailed on the following day to the address of record. You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the Automated Clearing House (ACH) network, provided your bank is a member. Proceeds will generally be credited to your account within two business days. There is no charge to have your payment sent via ACH. In all cases, proceeds will be sent within seven calendar days after the Portfolio receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Portfolio will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 days). Furthermore, there are certain times when redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If payment of redemption proceeds is to be made by Federal wire transfer, a $15 fee may be applied.

SELLING BY MAIL
You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed and your name and account number. Also enclose any certificated shares that you wish to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. Send your redemption request to:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:

Rainier Funds
615 East Michigan Street, Third Floor
Milwaukee, WI 53202

SIGNATURE GUARANTEES
Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if the proceeds of the redemption (1) are via a written request and exceed $100,000; (2) are to be paid or sent to any person, address or bank account not on record; (3) if ownership is changed on the account; (4) when establishing or modifying certain services on an account; or (5) if a change of address request was received by the Transfer Agent in the last 30 days. In addition to the situations described, the Portfolio and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The signature(s) on the redemption request and on the certificates, if any, or stock powers, must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor.

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Investing with Rainier Funds

SELLING BY TELEPHONE
You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Account Application. You may then redeem shares of the Portfolio by telephoning the Transfer Agent at 800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established on your account. Telephone redemptions cannot be made if you notify the Transfer Agent of an address change within 30 days before the redemption request. Once a telephone transaction has been placed, it cannot be cancelled or modified. Telephone redemption is not available for retirement plan accounts. Redemption proceeds exceeding $100,000 will require written authorization that is signature guaranteed.

When establishing telephone privileges, you are authorizing the Portfolio and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Portfolio and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Portfolio and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

AUTOMATIC WITHDRAWAL PLAN
Automatic withdrawals may be made from the Portfolio in an amount of $100 or more. Your account must have a value of at least $500,000 to participate in this plan. If you elect this method of redemption, the Rainier Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Portfolio. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

This service may not be provided for Service Agents who are providing similar services by those organizations. Note that this plan may deplete your investment and affect your income or yield. You should not make automatic withdrawals if you plan to continue investing in the Portfolio, due to tax liabilities. Please call the Transfer Agent for further information.

REDEMPTION OF SMALL ACCOUNTS
In order to reduce expenses, the Portfolio may redeem shares in any account if the total value of your account is less than $500,000 as a result of redemptions. This does not apply to accounts qualifying for minimum waivers. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $500,000 before an involuntary redemption or conversion occurs.

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ADDITIONAL INFORMATION
If shares are purchased by personal check or are sold through the ACH, the Portfolio may delay payment of the redemption proceeds for up to 15 days from purchase or until the payment has cleared, whichever occurs first. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

The Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that the Portfolio would do so except in unusual circumstances.

EXCHANGING SHARES
Shareholders may exchange shares of the Portfolio for shares of any other Rainier Fund on any day the Rainier Funds are open for business.  Please review the Prospectus for the other Rainier Funds before investing.

You may also exchange shares of the Portfolio for Class A or Class I shares of the First American Prime Obligations Fund (the “First American Fund”). Prior to making such an exchange, you should obtain and carefully read the Prospectus for the First American Fund. To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-248-6314. The exchange privilege does not constitute an offering or recommendation on the part of Rainier Funds or Advisor of an investment in the First American Fund and may be changed or canceled by Rainier Funds at any time upon 60 days’ notice. The First American Fund is not affiliated with the Rainier Funds or the Advisor. An affiliate of the Transfer Agent and distributor advises the First American Fund. In addition, the First American Fund distributor is entitled to receive a fee from the Class A shares of the First American Fund for distribution services at the annual rate of 0.25% of the average daily net asset value of the shares in connection with these exchanges.

The Portfolio reserves the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.

EXCHANGING BY MAIL
Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Portfolio, the number of shares or dollar amount to be exchanged and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:

Rainier Funds
P.O. Box 701
Milwaukee, WI 53201-0701

EXCHANGING BY TELEPHONE
If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at 800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures, which are described under “Selling Shares (Redemptions).”

EXCHANGE PROCESSING
All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

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Investing with Rainier Funds

Pricing of Portfolio Shares

The price of the Portfolio’s shares is based on the Portfolio’s net asset value. The net asset value is calculated by dividing the Portfolio’s assets, minus its liabilities, by the number of shares outstanding. The Portfolio’s assets are the market value of securities held in its portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for the Portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Portfolio’s Board of Trustees that are designed to establish its “fair” value. The Portfolio may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement), events affecting securities markets generally (for example, market volatility or a natural disaster) or when a particular foreign market is closed but the NYSE is open and the value of a security held by the Portfolio has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. The Portfolio’s liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of the Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

Dividends, Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS
The High Yield Portfolio intends to pay dividends monthly.  The Portfolio makes distributions of its net capital gains, if any, at least annually.  The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

It is expected that distributions from the High Yield Portfolio will primarily consist of dividends.

Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the new Account Application that payment be made in cash.

If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Portfolio reserves the right to reinvest the distribution check in the shareholder’s account at the Portfolio’s then-current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.

TAX CONSEQUENCES
The Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rates a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.

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Financial Highlights

A financial highlights table is intended to help you understand the Portfolio’s financial performance since its commencement of operations.  However, because the Portfolio was recently created, it does not have a financial performance record.  Financial information for the fiscal year ending March 31, 2010 will be included in the Portfolio’s  Annual Report, which will be available upon request after May 31, 2010.

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Other Information

INDEX DESCRIPTIONS
The Merrill Lynch High Yield Master II Index is composed of securities from the MLHY Master II/high-yield corporate bonds and other distressed securities, U.S. government securities, taxable municipal bonds and non-investment grade bonds.

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PRIVACY NOTICE

Rainier Funds and Rainier Investment Management, Inc.®, the Advisor to the Portfolios, collect nonpublic information about you from the following sources:

•	Information we receive from applications or other forms

•	Information we receive from you through website or e-mail communications

•	Information you may give us orally

•	Information about your transactions with others or us

We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed upon services to you. Rainier restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

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Series of Rainier Funds

HIGH YIELD PORTFOLIO - INSTITUTIONAL

For more information about the Portfolio, the following documents are available for free on request:

ANNUAL/SEMIANNUAL REPORT
Additional information about the Portfolio’s investments will be available in the Portfolio’s Annual and Semiannual Report to Shareholders once the Portfolio has been operational for the appropriate period of time. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the most recently completed fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Portfolio and is incorporated by reference into this Prospectus.

To receive free copies of the Portfolio’s reports and SAI, request other information or discuss your questions concerning the Portfolio, please contact Rainier Funds at the street or Internet address below.

To review and copy information, including the Portfolio’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-942-8090 for information about the operation of the Public Reference Room. Text-only copies are available:

•	For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

•	Free of charge from the Commission’s Internet website at http://www.sec.gov.

To reduce the volume of mail you receive, Rainier Funds may mail only one copy of the Annual and Semiannual Reports, Prospectus and other regulatory materials to your household. You can contact Rainier Funds at the address below to request (1) additional copies of these reports, or (2) that we discontinue householding of regulatory materials.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314  www.rainierfunds.com

SEC Investment Company Act file number is 811-8270.

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RAINIER FUNDS

High Yield Portfolio

Institutional Shares

Statement of Additional Information
Dated March 31, 2009

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Institutional Shares Prospectus, dated March 31, 2009, for the above-referenced fund (the “Portfolio”).  The High Yield Portfolio is non-diversified and only offers Institutional Class Shares.  Rainier Investment Management, Inc.® (“Rainier” or the “Advisor”) is the Advisor to the Trust and the Portfolio.  This SAI is incorporated by reference in its entirety into the Portfolio’s Institutional Shares Prospectus.  A copy of the Prospectus may be obtained from the Trust at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.

TABLE OF CONTENTS

THE TRUST	2
INVESTMENT OBJECTIVES AND POLICIES	2
INVESTMENT RESTRICTIONS	18
PORTFOLIO HOLDINGS	20
MANAGEMENT	21
PORTFOLIO MANAGERS	26
PORTFOLIO TRANSACTIONS AND BROKERAGE	27
PORTFOLIO TURNOVER	29
NET ASSET VALUE	29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	30
TAXATION	32
DIVIDENDS AND DISTRIBUTIONS	33
PERFORMANCE INFORMATION	33
PROXY VOTING POLICIES AND PROCEDURES	35
ANTI-MONEY LAUNDERING PROGRAM	36
GENERAL INFORMATION	36
FINANCIAL STATEMENTS	37
APPENDIX	38

THE TRUST

The Trust is an open-end investment company organized as a Delaware statutory trust on December 15, 1993.  The Trust consists of six separate portfolios, each of which has it own objective, assets, liabilities and net assets.  Rainier serves as investment advisor to the Trust and the Portfolios.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Portfolio’s investment objective and policies as set forth in its Prospectus.  There can be no guarantee that the objective of the Portfolio will be attained.

The High Yield Portfolio seeks to earn a high level of current income.  Capital appreciation is a secondary objective.

The Portfolio is non-diversified and invests principally in high yield securities in below investment grade bonds of corporate issuers.

High Yield Securities (“Junk Bonds”)

Investments in securities rated below investment grade that are eligible for purchase by certain of the Portfolios are described as “speculative” by Moody’s, S&P and Fitch.  Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.  These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.  Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.  The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.  If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio by investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.  The Advisor seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield security, and could adversely affect the daily net asset value of the shares.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market.  When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.  The Advisor seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  The Advisor does not rely solely on credit ratings when selecting securities for the Portfolio, and develops its own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a portfolio security held by the Portfolio, the Portfolio may retain the security if the Advisor deems it in the best interest of shareholders.

Repurchase Agreements

Repurchase agreements are transactions in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security.  The majority of these transactions run from day to day and not more than seven days from the original purchase.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolio intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.  The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser’s ability to sell the collateral and the purchaser could suffer a loss.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolio intends to comply with provisions under such Code that would allow them immediately to resell the collateral.

When-Issued Securities

The Portfolio may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio.  To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income.  While when-issued securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.  The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that the Portfolio’s net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.  The Portfolio will segregate liquid assets with the Custodian equal in value to commitments for when-issued securities.  Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities; Rule 144A Securities

The Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets.  Illiquid securities include (a) securities for which there is no available market, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c) repurchase agreements having more than seven days to maturity and (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions.  The Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.

U.S. Government Obligations

The Portfolio may purchase U.S. Government Securities.  U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years).  They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association and the Student Loan Marketing Association.  Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies’ obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Mortgage-Related Securities

The Portfolio may invest in mortgage-related securities.  These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).  Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal.  Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by GNMA), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations).  Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMO’s”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities.  Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually.  CMO’s may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.  CMO’s are structured into multiple classes, with each class bearing a different stated maturity.  Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes receive principal only after the first class has been retired.  Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.  Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.  Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Portfolios’ limitations on illiquid securities as set forth in the prospectus.

Asset-Backed Securities

The Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables.  Asset-backed receivables are generally issued by governmental, government-related and private organizations.  Payments are typically made monthly, consisting of both principal and interest payments.  Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted.  During periods of falling interest rates, prepayments may accelerate, which would require the Portfolio to reinvest the proceeds at a lower interest.  Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.

Securities Lending

The Portfolio has the ability to lend securities, but has no present intention to do so.  The Portfolio may lend its securities in an amount not to exceed 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.

Foreign Securities

The Portfolio may invest up to 25% of its assets in foreign securities.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, the Advisor intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).  ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities.  Generally, ADRs are issued in registered form, denominated in U.S. dollars and are designed for use in the U.S. securities markets.  A depositary may issue sponsored and unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

There are risks associated with investing in foreign securities.  There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S.  Interest or dividends on foreign securities may be subject to foreign withholding taxes.  Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could aversely affect the value of those investments.  The value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies (including the “euro”) and the U.S. dollar, as well as other political and economic developments.

Convertible Securities

The Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.  A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions.  The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset.  However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.  In addition, convertible securities are often lower-rated securities.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by the Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.  The Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Equity Securities

While the securities in which the Portfolio primarily intends to invest are expected to consist of fixed income securities, the Portfolio may invest in equity securities.  Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Common stock generally takes the form of shares in a corporation.  The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services.  A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.  The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock.  For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.  Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.  Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectuses and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.

Other Registered Investment Companies

The Portfolio may invest in the securities of other registered investment companies, including exchange-traded funds (“ETFs”), money market funds and other mutual funds, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), and subject to such investments being consistent with the overall objective and policies of the Portfolio.

Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Portfolio becomes a shareholder of that investment company.  As a result, Portfolio shareholders indirectly will bear the Portfolio’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Portfolio’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Portfolio in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules promulgated thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Portfolio to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Portfolio enter into an agreement with the other registered investment companies regarding the terms of the investment.

Exchange-Traded Funds. An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.   Similar to investments in other investment companies discussed above, the Portfolio’s investments in ETFs will involve duplication of advisory fees and other expenses since the Portfolio will be investing in another investment company.  In addition, the Portfolio’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Portfolio invests in ETFs which focus on a particular market segment or industry, the Portfolio will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Portfolio will invest will be listed on a national securities exchange and the Portfolio will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.  Investors in the Portfolio should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Portfolio will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Portfolio does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Preferred Stock

The Portfolio may invest in preferred stock.  Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.  Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities.  In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.  Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Warrants to Purchase Securities

The Portfolio may invest in or acquire warrants to purchase equity or fixed income securities.  Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.  Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate.  A decline in interest rates would permit the Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.

The Portfolio will not invest more than 5% of its net assets in warrants to purchase securities.  Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

The Portfolio may invest in zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Portfolio may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Portfolio may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Derivative Instruments

In pursuing its objective, the Portfolio may make use of various derivative instruments such as options and futures.  The Portfolio may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Portfolio also may use those instruments.

Futures.  To the extent consistent with their investment objectives and policies, the Portfolio may purchase and sell futures contracts with respect to interest rates and securities indices.  The Portfolio may use these techniques to hedge against changes in interest rates or securities prices or as part of their overall investment strategies.

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.  A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolio avoid being deemed a “commodity pool” and the Advisor being deemed a “commodity pool operator.”  Accordingly, the Portfolio intends generally to limit its use of futures contracts as described below.

The Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio’s securities or the price of the securities that the Portfolio intends to purchase.  The Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in the Portfolio pending full investment of that cash in securities.

The Portfolio will enter into only those futures contracts that are standardized and quoted on an automated quotation system or traded on a U.S. exchange, board of trade or similar entity.

When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Portfolio will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

The Portfolio will enter into positions in futures contracts for “bona fide hedging” purposes and for other investment purposes.  With respect to positions in futures that do not constitute bona fide hedging positions, the Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are “in-the-money”) would exceed 5% of the Portfolio’s net assets.

When purchasing a futures contract, the Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.

There are several risks associated with the use of futures contracts.  A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives.  A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.

There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract, and that Portfolio would remain obligated to meet margin requirements until the position is closed.

Swaps.  A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which the Portfolio may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Portfolio may engage in swap options for hedging purposes or to manage and mitigate the credit and interest rate risk of the Portfolio. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Portfolio may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, changes in the market value of securities held by the Portfolio, and of swap options relating to those securities may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate and (iv) counterparty risk.

The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio. To the extent that these swaps, caps, floors and collars are entered into for hedging purposes, the Investment Advisor believes such obligations do not constitute “senior securities” under the Investment Company Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions. The Portfolio may enter into OTC derivatives transactions (swaps, caps, floors, puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Investment Advisor in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary fund securities transactions. If the Investment Advisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

The Portfolio may enter into credit default swap contracts for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Portfolio may otherwise invest. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to the Portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in the Portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Loan Participations.  The Portfolio may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. The Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owned. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

Loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Advisor believes to be a fair price. Certain types of loans, such as bridge loans (especially those in which the High Yield Portfolio may invest) may provide certain types of equity features such as warrants and conversion rights. Those equity-type instruments and investments involve additional risks of an investment in equity, including potentially significant changes in value, difficulty in accurately valuing them, a lack of liquidity, and a significant loss on the investment, and the possibility that the particular right could expire worthless if not exercised.

In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments. There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, a Portfolio would consider the loan participation as illiquid and subject to the Portfolio’s restriction on investing no more than 15% of its net assets in illiquid securities. (See also the discussion entitled “Illiquid Securities.”)

The Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Portfolio will generally treat the corporate borrower as the “issuer” of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Advisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if the value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments. The liquidity of each loan investment will be reviewed according to the requirements of the Portfolio’s Board approved liquidity policy. Investments in loan participations are considered to be debt obligations for purposes of any investment restriction relating to the lending of funds or assets by a Portfolio. Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Portfolio. For example, if the loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

Structured Notes.  The Portfolio may invest in structured notes.  Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator.  The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In order to cover structured notes, the Portfolio, to the extent required by the SEC, will segregate any such assets, either physically or by “earmarking” them as segregated in accordance with SEC positions, to cover its obligations with respect to such instruments.

Collateralized Debt Obligations. The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.  For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Portfolio’s Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Options.  The Portfolio may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes.

The Portfolio may invest in options that are listed on U.S. exchanges or traded over-the-counter.  In addition, the Portfolio may invest in options that are listed on recognized foreign exchanges.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close options positions and this may have an adverse impact on a Portfolio’s ability to effectively hedge its securities.  Over-the-counter options are generally considered illiquid by the SEC.  Accordingly, the Portfolio will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Call Options.  A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the security to the holder of the call option at the exercise price during the exercise period.  The Portfolio may both purchase and write call options.

The premium that the Portfolio pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options.  The Portfolio may purchase call options.  As a holder of a call option, the Portfolio has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  Instead of exercising the option and purchasing the security, the Portfolio may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives the Portfolio the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Portfolio will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Portfolio will realize a loss from the closing sale transaction if the cost of the transaction is less then the premium paid by the Portfolio.  The Portfolio may purchase call options on securities that it intends to buy in order to limit the risk of a substantial change in the market price of the security.  The Portfolio may also purchase call options on securities held in its portfolio and on which it has written call options.

Although the Portfolio will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Portfolio may expire without any value to the Portfolio, in which event the Portfolio would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options.  The Portfolio may write call options.  As the writer of a call option, the Portfolio has the obligation to sell the security at the exercise price during the exercise period.

Generally, the Portfolio will only write “covered call options.”  A call option is “covered” when the Portfolio either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

The Portfolio may write a call option that is not “covered” according to the description provided above, however, the Portfolio will maintain sufficient collateral in a segregated account to avoid such options violating the SEC’s prohibition on issuing senior securities.  In order to meet the SEC’s requirements, the Portfolio must maintain in a segregated account with its custodian, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable collateral permitted by the SEC having a value equal to the fluctuating market value of the securities subject to the options.

As the writer of a call option, in return for the premium, the Portfolio gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by the Portfolio is not exercised, the Portfolio will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Portfolio will experience a profit or loss from the sale of the underlying security.  The Portfolio may have no control over when the underlying securities must be sold because the Portfolio may be assigned an exercise notice at any time during the exercise period.

The Portfolio may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.”  A closing purchase transaction allows the Portfolio to terminate its obligation to sell a security subject to a call option by allowing the Portfolio to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  The Portfolio may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Portfolio will be able to engage in a closing purchase transaction at a time or price desirable to the Portfolio.  Effecting a closing purchase transaction on a call option permits the Portfolio to write another call option on the underlying security with a different exercise price, exercise date or both.  If the Portfolio wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

The Portfolio will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, the Portfolio will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

Put Options.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Portfolio may both purchase and write put options.

Purchasing Put Options.  As a holder of a put option, the Portfolio has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, the Portfolio may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Portfolio the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

The Portfolio may purchase put options on it portfolio securities for defensive purposes (“protective puts”).  The Portfolio may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  The Portfolio may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, the Portfolio is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

The Portfolio may also purchase put options for securities it is not currently holding in its portfolio.  The Portfolio would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Portfolio will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Portfolio together total less than the exercise price of the put option.

Writing Put Options.  As the writer of a put option, the Portfolio has the obligation to buy the underlying security at the exercise price during the exercise period.

The Portfolio will only write put options on a covered basis.  For a put option to be considered covered, the Portfolio must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by the Portfolio is not exercised, the Portfolio will realize a gain in the amount of the premium.  If the put option is exercised, the Portfolio must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Portfolio may have no control over when the underlying securities must be purchased because the Portfolio may be assigned an exercise notice at any time during the exercise period.

The Portfolio may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.”  A closing purchase transaction allows the Portfolio to terminate its obligation to purchase a security subject to a put option by allowing the Portfolio to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  The Portfolio may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Portfolio will be able to engage in a closing purchase transaction at a time or price desirable to the Portfolio.  Effecting a closing purchase transaction on a put option permits the Portfolio to write another put option.

The Portfolio will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, the Portfolio will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

The Portfolio may write put options in situations when the Advisor wants to buy the underlying security for the Portfolio at a price lower than the current market price of the security.  To effect this strategy, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Portfolio is willing to pay.  Since the Portfolio may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.  ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours.  However, investors can also hold the ETN until maturity.  At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged.  The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.  The Portfolio's decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk.  No assurance can be given that the IRS will accept, or a court will uphold, how the Portfolio characterizes and treats ETNs for tax purposes.  Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.  Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price.  Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Short-Term Investments

The Portfolio may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Portfolio may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, the Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.  The Portfolio may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

INVESTMENT RESTRICTIONS

The Trust, on behalf of the Portfolio, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the Prospectus.  With respect to the Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of that Portfolio, which is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.
In addition, the Portfolio may not:

1.
Issue senior securities, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Make short sales of securities or maintain a short position, except for short sales against the box;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.
Write put or call options, except that the Portfolio reserves the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5.	Act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Portfolio reserves the right to invest all of its assets in shares of another investment company);

7.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8.
Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in the Prospectus or in this SAI and as permitted under applicable federal and state laws and regulations;

9.
Make loans (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements and except for loans of portfolio securities up to 30% of the Portfolio’s total assets);

10.	Make investments for the purpose of exercising control or management; or

11.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.

The Portfolio observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Portfolio may not:

1.
Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;

2.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity, excluding securities eligible for resale under Rule 144A under the Securities Act to the extent they are deemed liquid under the Trust’s policies and procedures.

4.
Make any change in the Portfolio’s investment policy of investing at least 80% of its net assets in the investments suggested by the Portfolio’s name as specified in the prospectus, without first providing the Portfolio’s shareholders with at least 60 days’ prior notice.

PORTFOLIO HOLDINGS

Rainier provides advisory services to the series of the Portfolios.  As a result, employees of Rainier may have access to the portfolio holdings of the Portfolios.  The Trust and Rainier have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act designed to prohibit fraudulent or deceitful conduct.  In addition, the Portfolios and Rainier adhere to the following policy, which is intended to supplement such codes of ethics.  The policy is designed to ensure that any disclosure of information about the Portfolios’ portfolio holdings is in the best interests of Portfolio shareholders.  Information about the Portfolios’ portfolio holdings will not be distributed to any person unless:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•
The disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed an agreement with the Trust that requires such information to be kept confidential and prohibits such agency or person from trading based on the information;

•
The disclosure is made to internal parties involved in the operations of the Portfolios, such as the investment process, administration, pricing, or custody of the Portfolios, including but not limited to Rainier, U.S. Bancorp Fund Services, LLC , U.S. Bank, N.A., legal counsel retained by the Portfolios or the Advisor, the Portfolios’ auditors, and the Trust’s Board of Trustees (which may be delayed for at least 15 days for the non-interested trustees as provided in the Trust’s Code of Ethics;

•
The disclosure is (a) in connection with a quarterly, semiannual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Trust’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of Rainier, the Chief Compliance Officer of the Trust, or the President of the Trust.

Portfolio holdings information may be disclosed without a time lag (i.e., current holdings) under the circumstances listed above; however, information on the Trust’s public website or in public records, such as shareholders reports, will generally be subject to a time lag.  A complete list of the Portfolios’ portfolio holdings will be available on the Trust’s public website on or about the 60th day after each calendar quarter end. Portfolio characteristics and summary information will be available on the Trust’s public website on or about the 10th day after each month end and will include, but are not limited to:
▪	Top ten holdings
▪	Portfolio market capitalization
▪	Portfolio earnings per share information
▪	Sector weighting
▪	Asset allocation

Any suspected breach of the Trust’s portfolio holdings disclosure policy is required to be reported immediately to the Chief Compliance Officer of Rainier and the Chief Compliance Officer of the Trust.  Such breaches are also to be reported to the Trust’s Board of Trustees.

Currently, the Trust has ongoing arrangements to make available information about the Portfolio’s portfolio securities to: Rainier, U.S. Bancorp Fund Services, LLC, U.S. Bank, N.A., and the Trust’s Board of Trustees.  The Trust and the Advisor do not receive compensation in connection with the disclosure of information about the securities held in the Portfolios.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years.  Unless otherwise noted, each individual has held the position listed for more than five years.

Name Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-interested Trustees
James E. Diamond, Jr. 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1946	Trustee	March 1994
President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to present. Chief Operating Officer, Homestead Capital (non-profit housing projects) from 2000 to 2003.
				Six	None
John W. Ferris 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1940	Trustee	March 1995	Consultant to international companies from 1998 to present.	Six	None
Gary L. Sundem 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1944	Trustee	March 1994	Professor of Accounting; University of Washington from 1971 to present.	Six	None

Interested Trustee**
John W. O’Halloran 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1960	Trustee, CEO, Secretary and Treasurer	June 2003	President from June 2003 to June 2008; Principal of the Advisor from January 2005 to present.	Six	N/A
______________________________________

*Trustees and officers of the Portfolio serve until their resignation, removal or retirement.
**Denotes “interested person” as defined in the 1940 Act.  This person is an affiliate of the Advisor and the Trust.

Name Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
James R. Margard 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Vice President	January 1994	Principal of the Advisor	N/A	N/A
Mark H. Dawson 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A
Peter M. Musser 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A
Leonard P. Brennan 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1959	Vice President	June 2008	Managing Director of Russell Investments from 1985 to 2005. Principal of the Advisor from September 2005 to present.	N/A	N/A
Lisa M. Thenell 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1967	Chief Compliance Officer	January 2008	Compliance Supervisor of the Advisor from 2003 to present.	N/A	N/A
______________________________________
*Trustees and officers of the Portfolio serve until their resignation, removal or retirement.

The Board has two standing committees: the Audit Committee and the Nominating Committee.  The Audit Committee is comprised of the three Independent Trustees — James E. Diamond Jr., John W. Ferris and Gary L. Sundem — and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.  The Nominating Committee is comprised of James E. Diamond Jr. and Gary L. Sundem and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.  The Nominating Committee normally will not consider nominees from shareholders and, therefore, has not as of this date adopted a policy for consideration of those nominees. The Audit Committee met twice during the last fiscal year.  The Nominating Committee did not meet during the last fiscal year.

Fund Shares Owned by Trustees as of December 31, 2008

Amount Invested Key
--	$0
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Trustees	High Yield Portfolio	Aggregate Dollar Range of Ownership as of December 31, 2008 in all Portfolio(s) overseen by Trustee in the Fund Complex.
Non-interested Trustees
James E. Diamond, Jr.	--	C
John W. Ferris	--	D
Gary L. Sundem	--	D
Interested Trustee
John W. O’Halloran	--	D

Trustee Compensation
The officers of the Trust and the Trustees who are considered “interested persons” of the Trust receive no compensation directly from the Trust for performing the duties of their offices.  However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolios.  The Trustees who are not affiliated with the Advisor each receive an annual retainer of $38,000 plus $3,000 per meeting.  Such Trustees also are reimbursed for any expenses incurred in attending meetings.  The estimated aggregate compensation that will be paid by the High Yield Portfolio to each of the Trustees during the fiscal year ended March 31, 2010 is set forth below:

Name of Trustee	Aggregate Compensation Paid from the High Yield Portfolio(1)	Deferred Compensation Accrued as Part of Trust Expenses(3)	Total Compensation from Trust Complex(4)
Non-Interested Trustees
James E. Diamond, Jr.	$2,000	$44,500	$44,500
Gary L. Sundem	$2,000	$30,500	$44,500
John W. Ferris	$2,000	$44,500	$44,500
Interested Trustee
John W. O’Halloran	None	None	None

(1)
The Portfolio commenced operations as of the date of this SAI and therefore has not paid compensation to the Trustees.  It is estimated that the Portfolio will pay approximately $6,000 in total compensation to the Trustees for the fiscal period ending March 31, 2010.

(2)
On April 25, 2008, the Large Cap Growth Equity Portfolio merged into an unaffiliated fund family and as of that date was therefore no longer part of the Trust Complex; however prior to that date, the Trustees received compensation from the Portfolio.

(3)	Deferred Compensation Accrued as Part of Trust Expenses reflects the amount of the Trustee’s Aggregate Compensation that has been deferred to be paid to the Trustee at a later date.
(4)	Total Compensation from Trust Complex reflects the total amounts paid out of the Trust’s existing five portfolios and the Large Cap Growth Equity Portfolio which is no longer part of the Trust.

The Portfolios do not maintain pension or retirement plans for Trustees.

Principal Shareholders and Control Persons

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Portfolios.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  The current Trustees and officers of the Trust, as a group, held of record and beneficially 66.67% of the outstanding shares of the Portfolio. As of March 31, 2009, the following shareholders were considered to be either a control person or principal shareholder of the Portfolio:

Name and Address	% Ownership	Type of Ownership
James Margard c/o Rainier Investment Management, Inc. 601 Union Street, Suite 2801 Seattle, WA 98101	66.67%	Beneficial

Michael Raney c/o Rainier Investment Management, Inc. 601 Union Street, Suite 2801 Seattle, WA 98101	33.33%	Beneficial

The Advisor

Subject to the supervision of the Board of Trustees, investment management and services are provided to the Rainier Funds by the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolios and makes decisions and places orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, the Rainier Funds and the Trust are responsible for their operating expenses, including:  (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (5) legal and audit expenses; (6) fees and expenses of the custodian, shareholder service and transfer agents; (7) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (8) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (9) other expenses incidental to holding any shareholder meetings; (10) dues or assessments of or contributions to the Investment Company Institute or any successor; (11) such non-recurring expenses as may arise, including litigation affecting the Trust or the Rainier Funds and the legal obligations with respect to which the Trust or the Rainier Funds may have to indemnify their officers and Trustees; and (12) amortization of organization costs.

Under the Advisory Agreement, the Advisor is not liable to the Rainier Funds for any error of judgment by the Advisor or any loss sustained by the Trust or Rainier Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (1) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by the Advisor in accordance with Section 15(c) of the 1940 Act.  At its last annual review meeting in March 2008, the Board considered a number of facts in recommending renewal of the existing Agreement.  The Rainier Funds’ annual report to shareholders contains a detailed discussion of the Board’s considerations in connection with the Board’s renewal of that Agreement with respect to each of the Rainier Funds except for the High Yield Portfolio.  The Board approved an Advisory Agreement with respect to the Portfolio at its December 4, 2008 meeting.  The Rainier Funds’ shareholder report to shareholders dated September 30, 2009 will contain a detailed discussion of the Board’s considerations with respect to approval of that Agreement.

The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 day’s written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 day’s written notice to the Portfolios.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Administrator

The Trust has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (the “Administrator”).  The Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, shareholder reports and other regulatory reports or filings required of the Portfolio; prepare all required filings necessary to maintain the Portfolio’s qualification and/or registration to sell shares in all states where the Portfolio currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolio’s servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolio’s daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator.  The Administrator also serves as the fund accounting agent and transfer agent.  U.S. Bank, N.A., an affiliate of the Administrator, serves as the Portfolio’s custodian.  For all of these services, the Portfolio will pay a monthly fee based on the greater of an annual minimum or the annual rate of 0.05% on the first $3 billion, 0.04% on the next $1 billion, 0.03% on the next $6 billion, 0.02% thereafter, subject to an annual minimum of $650,000 for all Portfolios (and $25,000 per Portfolio with the exception of the High Yield Portfolio which is $10,000 per Portfolio).

The Distributor

Quasar Distributors, LLC. (the “Distributor”), an affiliate of the Administrator, acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.  The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement may be terminated without penalty by the parties thereto, upon 60 day’s written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distributor is paid an annual fee of $2,000 per Portfolio ($1,800 of which is for the Original Shares), by the Advisor or from the Rule 12b-1 fees under the Distribution Plan.

PORTFOLIO MANAGERS
James Hentges is a Portfolio Manager for the High Yield Portfolio.  The following provides information regarding other accounts managed by Mr. Hentges as of February 28, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	0	0	0	0

Other Accounts	22	$435.1 Million	0	0

Matthew Kennedy is a Senior Portfolio Manager for the High Yield Portfolio.  Mr. Kennedy is a Principal of the firm.  The following provides information regarding other accounts managed by Mr. Kennedy as of February 28, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	0	0	0

Other Pooled Investment Vehicles	0	0	0	0

Other Accounts	22	$435.1 Million	0	0

As of February 28, 2009, the Portfolio Managers beneficially owned shares of the Portfolios as follows:

Dollar Range of Equity Securities in the Portfolios (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)

Name of Portfolio Manager	High Yield Portfolio
James Hentges	A
Matthew Kennedy	A

Compensation
All Portfolio Managers are compensated by the Portfolio’s Advisor.  All Portfolio Managers receive a fixed salary. Portfolio Managers who are shareholders receive a dividend based on number of Rainier shares owned. Portfolio Managers who are principals receive an annual bonus based on a specified percentage of firm profits. Portfolio Managers who are neither shareholders nor principals receive an annual subjective bonus based on the employee’s contribution to the performance of the Portfolios, as well as the employee’s teamwork, constructive attitude and other contributions to the Advisor’s business, but not based on the size of the portfolio or assets under management. The measurement of a non-shareholder portfolio manager’s contribution to the performance of the Portfolio is not strictly a quantitative measurement of security performance compared to a benchmark. However, attribution analysis comparing performance of the portfolio holdings to a benchmark for the industry for which the portfolio manager has responsibility is normally reviewed. Typically, periods of one and three years receive greatest scrutiny in performance evaluations, without regard to the effect any taxes would have on those portfolio recommendations.

Material Conflicts of Interest
The compensation paid to Rainier for managing the Portfolios is based only on a percentage of assets under management.  Portfolio Managers benefit from Rainier’s revenues and profitability.  But no Portfolio Managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Portfolios or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services.  Rainier allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or other client account, the Portfolios may not be able to take full advantage of that opportunity.  To mitigate this conflict of interest, Rainier aggregates orders of the Portfolios it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Portfolios, the primary consideration is to seek to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Portfolios and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust’s Board of Trustees.

Purchases of Portfolio securities may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities the Portfolios will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principals for their own accounts.  Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are substantially the same, the Advisor will also consider whether that Broker/Dealer has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.

In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply their own or third-party research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Portfolios and for other accounts, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value.  The Board of Trustees reviews all brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Portfolios.

Investment decisions for the Portfolios are made independently from those of other client accounts of the Advisor.  Nevertheless, it is possible that at times the same securities will be acceptable for the Portfolios and for one or more of such client accounts.  To the extent any of these client accounts and the Portfolio seek to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price to obtain a lower yield for such security.  Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day’s transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned.  In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

Depending on the Advisor’s view of market conditions, the Portfolio may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity.  The Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

The Portfolio does not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolios or providing other potential marketing benefits to the Portfolio.  However, as stated above, the Portfolio and the Advisor may from time to time benefit from marketing or distribution efforts by broker-dealers who execute transactions for the Portfolio.

PORTFOLIO TURNOVER

Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Portfolio’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.  See “Portfolio Transactions and Brokerage.”

NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Portfolio will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading.  The Portfolio does not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.  However, the net asset value of the Portfolio’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing the Portfolio’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  Portfolio securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price.  If no bid is quoted on such day or if the market quotation is otherwise not available or believed not to represent fair value for the security, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value.  Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determined that amortized cost does not represent fair value.  Cash and receivables will be valued at their face amounts.  Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.  All other assets of the Portfolio are valued in such manner, as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	Net Asset Value per share
Shares Outstanding

The net asset value of the Portfolio’s shares will fluctuate and is determined as of the close of trading on the NYSE, normally 4:00 p.m. (Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolio’s Prospectus regarding the purchase and redemption of Portfolio shares.

How to Buy Shares

You may purchase shares of the Portfolio from the Transfer Agent or from selected securities brokers, dealers or financial intermediaries.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are affected at the next-determined net asset value after receipt of the order by such agent before the Portfolio’s daily cutoff time.  Orders received after that time will be purchased at the next-determined net asset value.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolio’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for the Advisor’s employees, clients or their affiliates, for advisors or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.

The U.S. Postal Service or other independent delivery services are not agents of the Trust.  Therefore, a deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase applications does not constitute receipt by the Transfer Agent or the Trust.  The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

How to Sell Shares

Payments to shareholders for Portfolio shares redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolios’ Prospectus, except that the Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolios not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolios’ shareholders.  At various times, the Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment.  In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

Selling shares directly to the Portfolio

When selling shares to the portfolio, you must send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form.  In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of proceeds

The Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares.  Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Portfolio and depositing and withdrawing monies from the bank account specified in the shareholder’s latest Account Application or as otherwise properly specified to the Portfolio in writing.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.  An investor agrees, however, that if such procedures are used, neither the Trust nor the Portfolio or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For more information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding.  The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Portfolio has reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

TAXATION

The Portfolio is taxed as a separate entity under the Internal Revenue Code (the “Code”), and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code.  In each taxable year that the Portfolio qualifies, the Portfolio (but not their shareholders) will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.  A failure of the Portfolio to comply with the applicable provisions of the Code may subject the  Portfolio to federal income tax on taxable income (including realized capital gains), substantially reducing any investment return that otherwise would be enjoyed on the Portfolio’s shares.

In order to qualify for treatment as a RIC, the Portfolio must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements.  Among these requirements are the following: (1) at least 90% of the Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Under the Code, the Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Trust reserves the right to refuse to open the Portfolio account for any person failing to provide a certified taxpayer identification number.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.

The advice was prepared to support the promotion or marketing of the transactions or matters addressed by the written advice.

Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

DIVIDENDS AND DISTRIBUTIONS

Dividends from the Portfolio’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio’s earnings and profits.  Distributions of the Portfolio’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.

Any dividend or distribution paid by the Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution.  Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by the Portfolio during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

PERFORMANCE INFORMATION

The Portfolio may state its total return in their Prospectus.  Total return may be stated for any relevant period as specified in the advertisement or communication.  Any statements of total return will be accompanied by information on the Portfolio’s average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter.

Total Return

Average annual total return quotations used in the Portfolio’s advertising and promotional materials are calculated according to the following formula:

Return Before Taxes

P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.  Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Return After Taxes on Distributions

P(1 + T)n = ATVD

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Shares

P(1 + T)n = ATVDR

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.

Yield

Annualized yield quotations used in the Portfolio’s Prospectus are calculated by dividing the Portfolio’s interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period.  Yield quotations are calculated according to the following formula:

YIELD = 2 [(a-b + 1)6  - 1]
          cd

where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends and “d” equals the maximum offering price per share on the last day of the period.  Except as noted below, in determining net investment income earned during the period (“a” in the above formula), the Portfolio calculates interest earned on the debt obligations held by it during the period by (1) computing the obligation’s yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) and; (3) totaling the interest earned on all debt obligations and all dividends accrued on all equity securities during the period.

Yield for Intermediate Fixed Income Portfolio for the 30-day period ended June 30, 2008 was 4.33%.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures, which explain the Trust’s general voting procedures and considerations when voting proxies.  The Trust has delegated its proxy voting responsibility to the Advisor, subject to the supervision of the Board of Trustees.

According to the Advisor’s Policies and Procedures, the Advisor votes proxies on a pre-established set of guidelines and on the recommendations of an independent third party, Institutional Shareholder Services (“ISS”).  ISS makes its recommendations based on its independent objective analysis of the economic interests of the shareholders, but the Advisor retains ultimate responsibility for the votes.  Generally, the Advisor votes in accordance with ISS’ recommendations.  This process insulates the Advisor’s voting decisions from any potential conflicts of interest.

If the Advisor believes ISS is not acting on behalf of the best interests of the Trust and its shareholders, the Advisor will not vote with ISS.  The Advisor reviews each vote on a case-by-case basis and may decide to override ISS vote recommendations based on the following information:

•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines
•	Issues that ISS itself considers on a case-by-case basis

Conflicts of Interest

The Advisor’s duty is to vote in the best interests of its clients and Trust shareholders.  Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:

1.
Follow the recommendation of another nationally recognized third-party proxy advisory service, and document the reasons for overriding ISS and voting in accordance with the recommendation of the other third party;

2.	Decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;
3.	Disclose the conflict to the client or, with respect to a Fund, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies;
4.	Erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;
5.
Abstain from voting on the proposal if the Advisor determines that (a) an abstention is in the best interest of the affected clients as a whole, (b) the expected benefit to the affected clients as a whole of voting the proxy exceeds the costs of voting the proxy, (c) the Advisor concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) the Advisor has not received a timely response from the client;

6.	Implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not in the product of the conflict.

More Information

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will first become available after August 31 of each year, and at such time the information will be available without charge, upon request by calling toll-free 800-248-6314, by accessing the Portfolio’s website at www.rainierfunds.com and by accessing the SEC’s website at www.sec.gov.  The Trust will send a description of its proxy voting policies and procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Portfolio.  Each share represents an interest in the Portfolio proportionately equal to the interest of each other share.  Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders.  If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends.  The Board of Trustees has created six series of shares, and may create additional series in the future, which have separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of each Portfolio.

The Trust may also create different classes of shares.  Currently, the Trust offers two classes of shares, its Original class of shares and an Institutional class of shares.  On May 1, 2002, the Trust began issuing the Institutional Shares for the Small/Mid Cap Equity, Large Cap Equity and Balanced Portfolios.  On December 27, 2005, the Trust began issuing Original and Institutional Shares of the Mid Cap Equity Portfolio. On March __, 2009, the Trust began issuing Institutional Shares of the High Yield Portfolio.  Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders.  It is not contemplated that regular annual meetings of shareholders will be held.  The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares.  In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors will be informed of the Portfolio’s progress through periodic reports.  Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  The Advisor’s Code prohibits personnel of the Advisor from purchasing securities (as defined by the SEC) in their individual accounts.  The Distributor’s Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Portfolios.

The Trust’s custodian, U.S. Bank, N.A., is responsible for holding the Portfolios’ assets.  U.S. Bancorp Fund Services, LLC acts as the Trust’s transfer and accounting services agent.  Deloitte & Touche LLP has been selected as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

The Portfolio recently commenced operations and therefore has no financial statements at this time.

APPENDIX
DESCRIPTION OF RATINGS

Moody’s Investors Service, Inc.

LONG-TERM OBLIGATION RATINGS:

“Aaa” — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated B are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers “1,” “2” and “3” in each generic rating classification from Aa through Caa. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

“P-1” — Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term debt obligations.

“NP” — Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Source:  www.moodys.com

Standard & Poor’s (S&P)

LONG-TERM ISSUE CREDIT RATINGS:

“AAA” — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

An obligation rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

“C” — An ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

“D” — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) Minus (–) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS:

“A-1” — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory..

“A-3” — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the debt.

“C” — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a debt are jeopardized.

Source:  www2.standardandpoors.com

Fitch Ratings

LONG-TERM CREDIT RATINGS:

“AAA” — Highest credit quality. ’AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Very high credit quality. ’AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” — High credit quality. ’A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” — Good credit quality. ’BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” — Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

“B” — Highly speculative.  For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

“CCC” — For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.  For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

“CC” — For issuers and performing obligations, default of some kind appears probable.  For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

“C” — For issuers and performing obligations, default is imminent.  For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

“RD” — Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

SHORT-TERM CREDIT RATINGS:

“F1” — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” — Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations

Source:  www.fitchratings.com

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
PART C

OTHER INFORMATION

Item 23.  EXHIBITS.

(a)	Declaration of Trust[1]

	(i)	Certificate of Trust(1)
	(ii)	Agreement and Declaration of Trust(1)

(b)	Bylaws(1)

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Articles of Incorporation and Bylaws.

(d)	(i)	Investment Advisory Agreement(2)

(a)	Form of Amendment to Investment Advisory Agreement – filed herewith.

(ii)	Operating Expenses Agreement(2)

(a)	Form of Amendment to Operating Expenses Agreement – filed herewith.

(e)	Distribution Agreement by and between Registrant and Quasar Distributors, LLC (7)

(i) Amendment to Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – Not applicable.

(g)	Custody Agreement by and between Registrant and U.S. Bank N.A.(7)

(i) Amendment to Custody Agreement – filed herewith.

(h)	Other Material Contracts

(i) Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC (7)

(a)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(ii)	Fund Accounting Servicing Agreement(7)

(a)	Amendment to Fund Accounting Servicing Agreement – filed herewith.

(iii)	Transfer Agent Servicing Agreement(7)

(a)	Amendment to Transfer Agent Servicing Agreement – filed herewith.

(iv) Services Agreement(2)

(v) Assignment of Administration Agreement(5)

(vi) Power of Attorney(7)

(i)	Legal Opinion of Paul, Hastings, Janofsky & Walker LLP (6) – filed herewith.

(j)	Consent of Independent Public Accountants - Not applicable.

(k)	Omitted Financial Statements – Not applicable.

(l)	Agreement Relating to Initial Capital(3)

(m)	Rule 12b-1 Plan(2)

(n)	Rule 18f-3 Plan(4)

(o)	Reserved.

(p)	Joint Code of Ethics for Rainier Investment Management Mutual Funds and Rainier Investment Management (5)

(1) Filed with the Registrant’ initial Registration Statement, File No. 33-73792 On January 5, 1994

(2) Filed with Pre-effective Amendment No. 1 to the Registrant’s Registration Statement, File No. 33-73792 on February 23, 1994.

(3) Filed with Pre-effective Amendment No. 2 to the Registrant’s Registration Statement, File No. 33-73792 on April 6, 1994

(4) Filed with Post-Effective Amendment No. 13 to the Registrant’s Registration Statement, File No. 33-73792 on March 1, 2002.

(5) Filed with Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, File No. 33-73792 on August 2, 2004.

(6) Filed with Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, File No. 33-73792 on December 27, 2005.

(7) Filed with Post-Effective Amendment No. 27 to the Registrant’s Registration Statement, File No. 33-73792 on July 26, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant

As of the date of this amendment to this Registration Statement, there are no persons controlled by or under common control with the Registrant.

Item 25.	Indemnification.

Article VII, Section 2 of the Registrant’s Declaration of Trust provides as follows:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.  In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser.

The response to this item is incorporated by reference to its Form ADV as amended (File No. 801-35638).

Item 27.	Principal Underwriters.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund, Inc.	Thompson Plumb Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	Underlying Funds Trust
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

James R. Schoenike	President, Board Member	None

Andrew M. Strnad	Secretary	None

Joe D. Redwine	Board Member	None

Robert Kern	Board Member	None

Eric W. Falkeis	Board Member	None

Susan LaFond	Treasurer	None

Teresa Cowan	Assistant Secretary	None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

 (c)           Not applicable.

Item 28.	Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follow:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accountant:

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

(c)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser:

Rainier Investment Management Mutual Funds
601 Union Street, Suite 2801
Seattle, WA 98101

(d)	With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant’s Principal Underwriters:

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI  53202

Item 29.	Management Services.

There are no management-related service contracts not discussed in Parts A and B.

Item 30.	Undertakings.

(a)           Registrant undertakes that if requested to do so by the holders of at least 10% of the registrant’s outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused Post-Effective Amendment No. 30 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, State of Washington, on the 30th day of March, 2009.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/John W. O’Halloran
John W. O’Halloran
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/John W. O’Halloran	Chief Executive Officer, Secretary, Treasurer and Trustee	March 30, 2009
John W. O’Halloran

/s/ Gary L. Sundem*	Trustee	March 30, 2009
Gary L. Sundem

/s/ James E. Diamond, Jr.*	Trustee	March 30, 2009
James E. Diamond, Jr.

/s/ John W. Ferris*	Trustee	March 30, 2009
John W. Ferris

* By /s/John W. O’Halloran
John W. O’Halloran
John W. O’Halloran, Attorney-in-fact pursuant to the power of attorney filed July 26, 2007.

INDEX TO EXHIBITS

Exhibit Number	Description

(d)(i)(a)	Form of Amendment to Investment Advisory Agreement

(d)(ii)(a)	Form of Amendment to Operating Expenses Agreement

(e)(i)	Amendment to Distribution Agreement

(g)(i)	Amendment to Custody Agreement

(h)(i)(a)	Amendment to Fund Administration Servicing Agreement

(h)(ii)(a)	Amendment to Fund Accounting Servicing Agreement

(h)(iii)(a)	Amendment to Transfer Agent Servicing Agreement

(i)	Legal Opinion of Paul, Hastings, Janofsky & Walker LLP